Share Capital Authorized and Issued - Common Shares Information (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares, outstanding (in shares)	96,651,534	111,730,209
Common stock, shares, issued (in shares)	96,651,534	111,730,209
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01